RISKS (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Risks
Maximum potential loss of accounts receivable	$ 0		$ 275,000
Deposits and other receivables	$ 0	$ 0